Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2024
GMO U.S. Opportunistic Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO U.S. OPPORTUNISTIC VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses <br/>(expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025June 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2024, the Fund’s portfolio turnover rate (excluding short-term investments) was 100% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2024, excluding transactions in U.S. Treasury Fund and other short-term investments, was 71% of the average value of its portfolio securities.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in securities traded in U.S. equity markets. GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information, securities prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies. The Fund seeks to capitalize opportunistically on what GMO believes to be market dislocations within the U.S. equity markets.In selecting securities for the Fund, GMO uses a combination of proprietary quantitative investment methods to identify U.S. equities GMO believes have positive return potential relative to other U.S. equities. A key component of the process is GMO’s proprietary methodology for assessing values of company tangible and intangible assets and generating equity return forecasts, which are then incorporated into relative valuations models. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or market, and macroeconomic factors. In constructing the Fund’s portfolio, GMO also considers position size, sector and industry exposure, market capitalization, liquidity, and transaction costs. GMO also may consider ESG (environmental, social, and governance) criteria. For example, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of thermal coal. At times, the Fund expects to have substantial exposure to a single asset class, industry, sector and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in companies tied economically to the United States (see “Name Policies”).The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary.Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class VI Shares <br/>Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	10.87%	4Q 2023
Lowest Quarter:	-3.36%	4Q 2022
Year-to-Date:	10.34%	As of	3/31/2024

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>Periods Ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary.
GMO U.S. Opportunistic Value Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO U.S. Opportunistic Value Fund | Market Risk Equities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline, (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
GMO U.S. Opportunistic Value Fund | Management and Operational Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results.GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
GMO U.S. Opportunistic Value Fund | Focused Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.
GMO U.S. Opportunistic Value Fund | Illiquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.
GMO U.S. Opportunistic Value Fund | Derivatives and Short Sales Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the equities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.
GMO U.S. Opportunistic Value Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.
GMO U.S. Opportunistic Value Fund | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.
GMO U.S. Opportunistic Value Fund | Smaller Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
GMO U.S. Opportunistic Value Fund | Market Disruption and Geopolitical Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
GMO U.S. Opportunistic Value Fund | Large Shareholder Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	●Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.
GMO U.S. Opportunistic Value Fund | Class III
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.46%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	166
5 Years	rr_ExpenseExampleYear05	292
10 Years	rr_ExpenseExampleYear10	$ 661
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2022
GMO U.S. Opportunistic Value Fund | Class IV
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.41%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.47%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.43%
1 Year	rr_ExpenseExampleYear01	$ 44
3 Years	rr_ExpenseExampleYear03	147
5 Years	rr_ExpenseExampleYear05	259
10 Years	rr_ExpenseExampleYear10	$ 588
GMO U.S. Opportunistic Value Fund | Class V
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.395%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.46%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.42%
1 Year	rr_ExpenseExampleYear01	$ 43
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	254
10 Years	rr_ExpenseExampleYear10	$ 575
GMO U.S. Opportunistic Value Fund | Class VI
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.365%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.43%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	134
5 Years	rr_ExpenseExampleYear05	237
10 Years	rr_ExpenseExampleYear10	$ 538
2023	rr_AnnualReturn2023	16.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.36%)
1 Year	rr_AverageAnnualReturnYear01	16.45%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	11.92%
GMO U.S. Opportunistic Value Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.46%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	163
5 Years	rr_ExpenseExampleYear05	287
10 Years	rr_ExpenseExampleYear10	$ 649
GMO U.S. Opportunistic Value Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.46%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1],[2]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	196
5 Years	rr_ExpenseExampleYear05	343
10 Years	rr_ExpenseExampleYear10	$ 771
GMO U.S. Opportunistic Value Fund | Return After Taxes on Distributions | Class VI
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.40%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	9.99%
GMO U.S. Opportunistic Value Fund | Return After Taxes on Distributions and Sale of Shares | Class VI
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	8.46%
GMO U.S. Opportunistic Value Fund | MSCI US Value Index (returns reflect no deduction for fees, expenses, or taxes) | Class VI
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.24%	[3]
5 Years	rr_AverageAnnualReturnYear05		[3]
10 Years	rr_AverageAnnualReturnYear10		[3]
Incept.	rr_AverageAnnualReturnSinceInception	6.29%	[3]

[1]	Includes both management fee of 0.31% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.02% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	Includes payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[3]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.